FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of fair value measurements of the Group's assets that were measured at fair value on a recurring basis

As of December 31, 2024 and 2025, information about inputs for the fair value measurements of the Group’s assets that were measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of December 31, 2025
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	841,089	8,586,698	3,292,073	12,719,860
Bonds	69,492,657	—	—	69,492,657
Stock	3,329,111	—	—	3,329,111
Cash and cash equivalents
Funds	71,339,317	—	—	71,339,317
Crypto assets held	4,339,298	—	—	4,339,298
Long‑term available-for-sale securities	—	—	6,617,773	6,617,773
Total	149,341,472	8,586,698	9,909,846	167,838,016

12.
FAIR VALUE MEASUREMENT (Continued)

Measured at fair value on a recurring basis (Continued)

	As of December 31, 2024
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	2,691,097	11,770,376	3,692,505	18,153,978
Bonds	54,418,366	—	—	54,418,366
Stock	2,270,679	—	—	2,270,679
Others	704,059	—	—	704,059
Cash and cash equivalents
Funds	4,023,182	—	—	4,023,182
Long‑term available-for-sale securities	—	—	4,410,382	4,410,382
Total	64,107,383	11,770,376	8,102,887	83,980,646

Schedule of movements of Level 3 fair value measurements

The movements of Level 3 fair value measurements for the years ended December 31, 2024 and 2025 are as follows:

US$
As of January 1, 2024	7,501,930
Additions during the year	—
Net unrealized gain	600,957
As of December 31, 2024	8,102,887
Additions during the year	—
Net unrealized gain	1,806,959
As of December 31, 2025	9,909,846
For the year ended December 31, 2024, the net unrealized gain included US$343,892 recognized in other comprehensive income (loss) in the consolidated statements of comprehensive income, and US$257,065 recognized in other income in the consolidated statements of comprehensive income.